Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Summary of Significant Accounting Policies [Abstract]
Allocated shares	86,880	125,411
Shares committed to be released	9,338	9,338
Unearned shares	84,961	103,636
Total ESOP shares	181,179	238,385
Fair value of unearned shares at End of period (dollars in thousands)	$ 802	$ 850